Pension And Other Postretirement Benefits (Schedule Of Accumulated Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 699,269	$ 590,811
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 32,695	$ 30,725